Eaton Vance

Atlanta Capital Focused Growth Fund

December 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value
Capital Markets — 3.0%
Intercontinental Exchange, Inc.	131,360	$17,966,107

		$17,966,107

Chemicals — 7.0%
Ecolab, Inc.	80,567	$18,900,213
Linde PLC	65,286	22,617,029

		$41,517,242

Electronic Equipment, Instruments & Components — 4.0%
Amphenol Corp., Class A	271,617	$23,755,623

		$23,755,623

Equity Real Estate Investment Trusts (REITs) — 4.1%
American Tower Corp.	82,647	$24,174,248

		$24,174,248

Insurance — 3.3%
Marsh & McLennan Cos., Inc.	114,644	$19,927,420

		$19,927,420

Interactive Media & Services — 11.2%
Alphabet, Inc., Class C(1)	14,564	$42,142,245
Meta Platforms, Inc., Class A(1)	73,895	24,854,583

		$66,996,828

IT Services — 16.4%
Fiserv, Inc.(1)	181,078	$18,794,086
Gartner, Inc.(1)	52,085	17,413,057
Mastercard, Inc., Class A	71,097	25,546,574
Visa, Inc., Class A	165,295	35,821,079

		$97,574,796

Life Sciences Tools & Services — 13.8%
Danaher Corp.	121,460	$39,961,555
Thermo Fisher Scientific, Inc.	63,205	42,172,904

		$82,134,459

Machinery — 2.6%
Xylem, Inc.	131,360	$15,752,691

		$15,752,691

Multiline Retail — 3.3%
Dollar General Corp.	84,010	$19,812,078

		$19,812,078

Pharmaceuticals — 4.8%
Zoetis, Inc.	116,725	$28,484,402

		$28,484,402

Security	Shares	Value
Professional Services — 7.3%
IHS Markit, Ltd.	141,333	$18,785,982
Verisk Analytics, Inc.	107,901	24,680,196

		$43,466,178

Software — 11.5%
Adobe, Inc.(1)	19,442	$11,024,781
Intuit, Inc.	26,043	16,751,378
Microsoft Corp.	121,101	40,728,688

		$68,504,847

Specialty Retail — 4.1%
TJX Cos., Inc. (The)	319,397	$24,248,620

		$24,248,620

Total Common Stocks (identified cost $349,740,713)		$574,315,539

Short-Term Investments — 3.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	23,404,024	$23,401,683

Total Short-Term Investments (identified cost $23,401,855)		$23,401,683

Total Investments — 100.3% (identified cost $373,142,568)		$597,717,222

Other Assets, Less Liabilities — (0.3)%		$(1,589,645)

Net Assets — 100.0%		$596,127,577

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.

The Fund did not have any open derivative instruments at December 31, 2021.

At December 31, 2021, the value of the Fund’s investment in affiliated funds was $23,401,683, which represents 3.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$21,928,052	$30,967,010	$(29,492,340)	$(867)	$(172)	$23,401,683	$2,899	23,404,024

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$574,315,539	*	$—	$—	$574,315,539
Short-Term Investments	—		23,401,683	—	23,401,683
Total Investments	$574,315,539		$23,401,683	$—	$597,717,222

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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